UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2014

Item 1. Schedule of Investments.

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 92.6%
	AIRCRAFT PARTS – 5.7%
14,027	B/E Aerospace, Inc.*	$1,092,282

	ANALYTICAL LAB EQUIPMENT – 1.3%
5,843	Agilent Technologies, Inc.	249,730

	BODY & CHASSIS – 1.5%
2,718	TRW Automotive Holdings Corp.*	281,041

	CABLE & SATELLITE – 1.7%
2,147	Time Warner Cable, Inc.2	320,504

	CABLE VIDEO SERVICES – 2.1%
4,659	DIRECTV*2	408,641

	CARDIOVASCULAR DEVICES – 0.0%
5	Medtronic, Inc.	369

	CASINOS – 2.0%
15,754	Pinnacle Entertainment, Inc.*	392,117

	CASINOS & GAMING – 0.7%
3,512	International Game Technology	59,809
1,950	Multimedia Games Holding Co., Inc.*	70,766
		130,575
	COMMERCIAL NON-PROFITABLE SPECIALTY PHARMACEUTICALS – 2.7%
66	Auxilium Pharmaceuticals, Inc.*	2,281
4,944	Salix Pharmaceuticals Ltd.*	507,699
		509,980
	COMMERCIAL PROFITABLE SPECIALTY PHARMACEUTICALS – 5.9%
3,583	Allergan, Inc.	766,368
8,240	Zoetis, Inc.	370,223
		1,136,591
	COMMERCIAL VEHICLE OTHER PARTS & SERVICES – 1.4%
8,420	Allison Transmission Holdings, Inc.	276,934

	CONSTRUCTION MACHINERY – 1.9%
18,342	Manitowoc Co., Inc.	369,408

	CONSUMER RETAIL CHEMICALS – 1.4%
1,892	Sigma-Aldrich Corp.	258,447

	CONTRACT RESEARCH – 1.3%
2,509	Covance, Inc.*	257,474

	CRUDE OIL & NATURAL GAS EXPLORATION & PRODUCTION – 3.2%
17,304	Chesapeake Energy Corp.	350,579
54,183	Triangle Petroleum Corp.*	261,162
		611,741
	DRY NATURAL GAS PIPELINES – 3.9%
18,161	Kinder Morgan, Inc.	750,957

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY INFRASTRUCTURE CONSTRUCTION – 2.7%
10,489	Chicago Bridge & Iron Co. N.V.1	$524,765

	ENTERPRISE SOFTWARE – 5.9%
3,959	Concur Technologies, Inc.*	509,959
1,632	Digital River, Inc.*	41,436
38,058	Nuance Communications, Inc.*2	575,818
		1,127,213
	EXPLORATION & PRODUCTION – 1.5%
13,738	QEP Resources, Inc.	280,805

	FRONT END CAPITAL EQUIPMENT – 1.1%
11,455	Tokyo Electron Ltd. - ADR1	200,806

	FULL SERVICE RESTAURANTS – 3.3%
11,755	Bob Evans Farms, Inc.2	639,002

	HEALTH CARE REIT – 0.4%
2,280	Aviv REIT, Inc. - REIT	76,836

	HEALTH SUPPLEMENT STORES – 4.6%
11,629	GNC Holdings, Inc. - Class A	514,234
7,714	Vitamin Shoppe, Inc.*	369,192
		883,426
	INFORMATION TECHNOLOGY (IT) SERVICES - COMMERCIAL – 0.1%
454	Sapient Corp.*	11,214

	INTERNET ADVERTISING PORTALS – 3.7%
10,984	IAC/InterActiveCorp2	717,036

	LIMITED SERVICE RESTAURANTS – 1.6%
3,689	Tim Hortons, Inc.1	312,089

	MEDICAL EQUIPMENT – 1.6%
5,252	CareFusion Corp.*	310,761

	MEN'S CLOTHING STORES – 1.8%
7,363	Men's Wearhouse, Inc.	343,999

	MUNITIONS & SMALL ARMS – 5.6%
9,526	Alliant Techsystems, Inc.2	1,082,916

	OFFICE REIT – 1.0%
7,408	Equity Commonwealth - REIT	188,385

	OILFIELD SERVICES & EQUIPMENT – 0.8%
2,281	Baker Hughes, Inc.	130,017
706	Halliburton Co.	29,793
		159,810
	ORTHOPEDIC DEVICES – 0.3%
2,206	Tornier N.V.*1	58,878

	PASSENGER CAR RENTAL & LEASING – 1.6%
13,291	Hertz Global Holdings, Inc.*	315,528

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	PHARMACIES & DRUG STORES – 2.8%
7,824	Walgreen Co.2	$536,805

	POWER GENERATION EQUIPMENT – 2.6%
16,517	Babcock & Wilcox Co.	489,399

	PUBLISHING – 7.4%
20,963	Tribune Co.*	1,424,645

	RETAIL REIT – 0.1%
829	Glimcher Realty Trust - REIT	11,407

	SPECIALTY & OTHER REIT – 2.5%
9,041	Lamar Advertising Co. - Class A2	481,795

	SPECIALTY SOFTWARE – 0.9%
14,832	Allscripts Healthcare Solutions, Inc.*	178,281

	SURGICAL & MEDICAL INSTRUMENTS – 2.0%
3,821	Covidien PLC1	385,921

	TOTAL COMMON STOCKS (Cost $17,262,429)	17,788,513

Principal Amount

	CORPORATE BONDS – 1.5%
	EXPLORATION & PRODUCTION – 0.3%
$67,000	Sabine Oil & Gas LLC / Sabine Oil & Gas Finance Corp. 9.750%, 2/15/20173	58,290

	FOOD PRODUCTS WHOLESALERS – 0.5%
91,000	U.S. Foods, Inc. 8.500%, 6/30/20193	96,574

	WIRELINE TELECOM SERVICES – 0.7%
	tw telecom holdings, Inc.
23,000	5.375%, 10/1/20223	25,435
98,000	5.375%, 10/1/20223	108,376
		133,811
	TOTAL CORPORATE BONDS (Cost $297,187)	288,675

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.2%
	CALL OPTIONS – 0.1%
	Albemarle Corp.
3	Exercise Price: $60.00, Expiration Date: March 20, 2015	765
	Applied Materials, Inc.
13	Exercise Price: $25.00, Expiration Date: January 17, 2015	806
8	Exercise Price: $26.00, Expiration Date: January 17, 2015	268

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2014 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Burger King Worldwide, Inc.
11	Exercise Price: $32.00, Expiration Date: April 17, 2015	$5,390
	Comcast Corp. - Class A
33	Exercise Price: $60.00, Expiration Date: January 17, 2015	1,518
16	Exercise Price: $60.00, Expiration Date: April 17, 2015	2,680
	Encana Corp.
8	Exercise Price: $20.00, Expiration Date: April 17, 2015	200
	Halliburton Co.
7	Exercise Price: $50.00, Expiration Date: December 20, 2014	84
	Kinder Morgan, Inc.
21	Exercise Price: $42.50, Expiration Date: March 20, 2015	2,677
	Media General, Inc.
15	Exercise Price: $15.00, Expiration Date: February 20, 2015	2,175
	Salix Pharmaceuticals Ltd.
3	Exercise Price: $160.00, Expiration Date: January 17, 2015	128
	Sprint Corp.
28	Exercise Price: $6.00, Expiration Date: February 20, 2015	588
	Whiting Petroleum Corp.
4	Exercise Price: $62.50, Expiration Date: December 20, 2014	20
6	Exercise Price: $65.00, Expiration Date: December 20, 2014	18
5	Exercise Price: $50.00, Expiration Date: January 17, 2015	488
5	Exercise Price: $62.50, Expiration Date: January 17, 2015	75
		17,880
	PUT OPTIONS – 0.1%
	Allergan, Inc.
9	Exercise Price: $190.00, Expiration Date: January 17, 2015	1,710
14	Exercise Price: $190.00, Expiration Date: April 17, 2015	7,210
	Applied Materials, Inc.
22	Exercise Price: $19.00, Expiration Date: December 20, 2014	66
	AT&T, Inc.
26	Exercise Price: $35.00, Expiration Date: December 20, 2014	767
	SPDR S&P 500 ETF Trust
2	Exercise Price: $188.00, Expiration Date: December 20, 2014	41
6	Exercise Price: $189.00, Expiration Date: December 20, 2014	132
27	Exercise Price: $190.00, Expiration Date: December 20, 2014	648
6	Exercise Price: $191.00, Expiration Date: December 20, 2014	162
4	Exercise Price: $192.00, Expiration Date: December 20, 2014	116
11	Exercise Price: $193.00, Expiration Date: December 20, 2014	352
18	Exercise Price: $200.00, Expiration Date: December 20, 2014	1,440
6	Exercise Price: $201.00, Expiration Date: December 20, 2014	555
9	Exercise Price: $202.00, Expiration Date: December 20, 2014	981
6	Exercise Price: $203.00, Expiration Date: December 20, 2014	774
4	Exercise Price: $204.00, Expiration Date: December 20, 2014	610

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2014 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	SPDR S&P 500 ETF Trust (Continued)
16	Exercise Price: $205.00, Expiration Date: December 20, 2014	$2,928
	TriQuint Semiconductor, Inc.
21	Exercise Price: $20.00, Expiration Date: January 17, 2015	840
		19,332
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $44,896)	37,212

Number of Shares

	SHORT-TERM INVESTMENTS – 10.2%
1,966,413	Fidelity Institutional Money Market Portfolio, 0.049%4	1,966,413

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,966,413)	1,966,413

	TOTAL INVESTMENTS – 104.5% (Cost $19,570,925)	20,080,813
	Liabilities in Excess of Other Assets – (4.5)%	(867,991)

	TOTAL NET ASSETS – 100.0%	$19,212,822

	SECURITIES SOLD SHORT – (19.0)%
	COMMON STOCKS – (12.0)%
	CABLE & SATELLITE – (1.8)%
(6,172)	Comcast Corp. - Class A	(352,051)

	CARDIOVASCULAR DEVICES – (1.4)%
(3,655)	Medtronic, Inc.	(269,995)

	COMMERCIAL PROFITABLE SPECIALTY PHARMACEUTICALS – 0.0%
(24)	Endo International PLC*1	(1,756)

	DRY NATURAL GAS PIPELINES – (3.9)%
(18,071)	Kinder Morgan, Inc.	(747,236)

	FOOD PRODUCTS WHOLESALERS – 0.0%
(130)	Sysco Corp.	(5,234)

	FRONT END CAPITAL EQUIPMENT – (1.2)%
(9,284)	Applied Materials, Inc.	(223,280)

	GENERIC PHARMACEUTICALS – (1.8)%
(1,297)	Actavis PLC*1	(350,981)

	HEALTH CARE REIT – (0.4)%
(2,052)	Omega Healthcare Investors, Inc. - REIT	(78,427)

	HEALTH CARE TESTING SERVICES – (0.4)%
(674)	Laboratory Corp. of America Holdings*	(70,527)

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	LIMITED SERVICE RESTAURANTS – (0.6)%
(2,964)	Burger King Worldwide, Inc.	$(107,712)

	OILFIELD SERVICES & EQUIPMENT – (0.1)%
(225)	Dresser-Rand Group, Inc.*	(18,250)

	ORTHOPEDIC DEVICES – 0.0%
(41)	Wright Medical Group, Inc.*	(1,201)

	RETAIL REIT – 0.0%
(165)	Washington Prime Group, Inc. - REIT	(2,843)

	SURGICAL APPLIANCES & SUPPLIES – (0.3)%
(405)	Becton, Dickinson and Co.	(56,833)

	WIRELESS TELECOM SERVICES – (0.1)%
(360)	AT&T, Inc.	(12,737)

	TOTAL COMMON STOCKS (Proceeds $2,149,275)	(2,299,063)

	EXCHANGE-TRADED FUNDS – (7.0)%
	FINANCIALS – (7.0)%
(11,536)	iShares Russell 2000 ETF	(1,347,059)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $1,342,204)	(1,347,059)

	TOTAL SECURITIES SOLD SHORT (Proceeds $3,491,479)	$(3,646,122)

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
	Halliburton Co.
(7)	Exercise Price: $34.00, Expiration Date: December 20, 2014	(21)
	Salix Pharmaceuticals Ltd.
(3)	Exercise Price: $180.00, Expiration Date: January 17, 2015	(30)
		(51)
	PUT OPTIONS – 0.0%
	AT&T, Inc.
(26)	Exercise Price: $34.00, Expiration Date: December 20, 2014	(273)
	SPDR S&P 500 ETF Trust
(19)	Exercise Price: $196.00, Expiration Date: December 20, 2014	(865)
(15)	Exercise Price: $197.00, Expiration Date: December 20, 2014	(772)
(7)	Exercise Price: $198.00, Expiration Date: December 20, 2014	(416)
(34)	Exercise Price: $199.00, Expiration Date: December 20, 2014	(2,329)

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2014 (Unaudited)

Number of Contracts		Value

	WRITTEN OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	SPDR S&P 500 ETF Trust (Continued)
(56)	Exercise Price: $195.00, Expiration Date: December 21, 2014	(2,240)
		(6,895)
	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $15,701)	$(6,946)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
LLC – Limited Liability Company
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	All or a portion of this security is segregated as collateral for securities sold short.
3	Callable.
4	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2014 (Unaudited)

SWAP CONTRACTS
TOTAL RETURN SWAPS

			Pay/Receive Total
		Notional	Return on Reference	Financing	Termination	Premium Paid	Unrealized Appreciation
Counterparty	Reference Entity	Amount	Entity	Rate5	Date	(Received)	(Depreciation)

Morgan Stanley	Jazztel PLC	€13,463	Pay	0.01%	11/15/16	$-	$(93)
TOTAL SWAP CONTRACTS						$-	$(93)

€ – Euro
5	Financing rate is based upon predetermined notional amounts.

See accompanying Notes to Schedule of Investments.

Ramius Event Driven Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS
November 30, 2014 (Unaudited)

Note 1 – Organization
Ramius Event Driven Equity Fund  (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on September 30, 2013, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  The daily settlement prices for financial futures are provided by an independent source. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities, including commercial paper, with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Ramius Event Driven Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
November 30, 2014 (Unaudited)

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(d) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility.  In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.  The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Ramius Event Driven Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
November 30, 2014 (Unaudited)

(e) Total Return Swap Contracts
The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Note 3 – Federal Income Taxes
At November 30, 2014, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$20,041,560

Gross unrealized appreciation	$792,622
Gross unrealized depreciation	(753,369)

Net unrealized appreciation on investments	$39,253

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Ramius Event Driven Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
November 30, 2014 (Unaudited)

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stocks**	$17,788,513	$-	$-	$17,788,513
Corporate Bonds**	-	288,675	-	288,675
Purchased Options Contracts	37,212	-	-	37,212
Short-Term Investments	1,966,413	-	-	1,966,413
Total Assets	$19,792,138	$288,675	$-	$20,080,813

Liabilities
Securities Sold Short
Common Stocks**	$2,299,063	$-	$-	$2,299,063
Exchange-Traded Funds	1,347,059	-	-	1,347,059
Total Securities Sold Short	3,646,122	-	-	3,646,122
Written Options Contracts	6,946	-	-	6,946
Other Financial Instruments***
Swap Contracts	-	93	-	93
Total Liabilities	$3,653,068	$93	$-	$3,653,161

*	The Fund did not hold any Level 3 securities at period end.
**	For a detailed break-out of common stocks and corporate bonds by major industry classification, please refer to the Schedule of Investments.

Ramius Event Driven Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
November 30, 2014 (Unaudited)

***
Other financial instruments are derivative instruments, such as forward contracts, futures contracts and swap contracts.  Forward contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	1/29/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	1/29/2015

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	1/29/2015